RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents	$ 10,314		$ 10,314		$ 1,987	$ 3,413
Credit card payable					5,083
Accrued payroll, taxes and penalties					294,242
Convertible note payable, net of discount					546,010
Related party advances	12,295		12,295		93,394	295,669
Additional paid-in capital	7,689,862		7,689,862		7,460,215	7,030,034
Accumulated deficit	(8,939,601)		(8,939,601)		(8,635,959)	(8,081,892)
Revenues, net	322,019	$ 266,300	565,869	$ 564,350	1,090,450	991,143
Cost of services	203,583	154,929	367,041	309,705	650,188	522,715
Sales and marketing	34,508	26,391	92,566	83,122	180,769	179,616
General and administrative expenses	131,263	143,433	277,561	343,835	581,930	746,080
Total operating expenses	180,775	178,664	393,171	449,654	811,220	974,128
Loss from operations	(62,339)	(67,293)	(194,343)	(195,009)	(370,958)	(505,700)
Interest expense	(46,406)		(84,299)		(133,109)	(18,910)
Loss before provision for income taxes	(121,245)	(79,793)	(303,642)	(220,009)	(554,067)	(615,261)
Net loss	(121,245)	(79,793)	(303,642)	(220,009)	(554,067)	(615,261)
CASH FLOWS FROM OPERATING ACTIVITIES RESTATEMENTS
Credits cards payable					5,083
Accrued liabilities					140,844
Accrued interest payable					59,399
Accrued interest payable - related party			25,000	25,000	50,000	50,000
Net cash used in operating activities			(94,352)	14,980	(149,371)	(361,875)
CASH FLOWS FROM FINANCING ACTIVITIES RESTATEMENTS
Proceeds from convertible promissory note issuance					362,500
Repayment of related party advances					(418,525)
Proceeds from sale of common stock (Strata)			54,000	87,500	60,000
Net cash provided by financing activities					147,945
NET CHANGE IN CASH AND CASH EQUIVALENTS			8,327	4,095	(1,426)	(45,736)
CASH AND CASH EQUIVALENTS, end of period	$ 10,314	$ 7,508	$ 10,314	$ 7,508	1,987	$ 3,413
Previously Reported [Member]
Cash and cash equivalents					1,784
Credit card payable
Accrued payroll, taxes and penalties					294,243
Convertible note payable, net of discount					429,736
Related party advances					93,627
Additional paid-in capital					7,500,215
Accumulated deficit					(8,555,039)
Revenues, net					1,087,950
Cost of services					618,803
Sales and marketing					164,684
General and administrative expenses					561,254
Total operating expenses					774,459
Loss from operations					(305,312)
Interest expense					(117,835)
Loss before provision for income taxes					(473,147)
Net loss					(473,147)
CASH FLOWS FROM OPERATING ACTIVITIES RESTATEMENTS
Credits cards payable
Accrued liabilities					140,845
Accrued interest payable					43,125
Accrued interest payable - related party
Net cash used in operating activities					(289,177)
CASH FLOWS FROM FINANCING ACTIVITIES RESTATEMENTS
Proceeds from convertible promissory note issuance					262,500
Repayment of related party advances					(418,292)
Proceeds from sale of common stock (Strata)					100,000
Net cash provided by financing activities					88,178
NET CHANGE IN CASH AND CASH EQUIVALENTS					(1,629)
CASH AND CASH EQUIVALENTS, end of period					1,784
Revision of Prior Period, Adjustment [Member]
Cash and cash equivalents					203
Credit card payable					5,083
Accrued payroll, taxes and penalties					(1)
Convertible note payable, net of discount					116,274
Related party advances					(233)
Additional paid-in capital					(40,000)
Accumulated deficit					(80,920)
Revenues, net					2,500
Cost of services					31,385
Sales and marketing					16,085
General and administrative expenses					20,676
Total operating expenses					36,761
Loss from operations					(65,646)
Interest expense					(15,274)
Loss before provision for income taxes					(80,920)
Net loss					(80,920)
CASH FLOWS FROM OPERATING ACTIVITIES RESTATEMENTS
Credits cards payable					5,083
Accrued liabilities					(1)
Accrued interest payable					16,274
Accrued interest payable - related party					50,000
Net cash used in operating activities					139,806
CASH FLOWS FROM FINANCING ACTIVITIES RESTATEMENTS
Proceeds from convertible promissory note issuance					100,000
Repayment of related party advances					(233)
Proceeds from sale of common stock (Strata)					(40,000)
Net cash provided by financing activities					59,767
NET CHANGE IN CASH AND CASH EQUIVALENTS					203
CASH AND CASH EQUIVALENTS, end of period					$ 203